Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Sep. 21, 2015
Document Effective Date	Sep. 28, 2015
Prospectus Date	Sep. 28, 2015
Visium Event Driven Fund | Visium Event Driven Fund - Institutional Class
Prospectus:
Trading Symbol	VIDIX
Visium Event Driven Fund | Visium Event Driven Fund - Investor Class
Prospectus:
Trading Symbol	VIDVX